SCHEDULE OF INPUTS FOR WARRANTS GRANTED (Details) - $ / shares								1 Months Ended
	Jan. 31, 2022	Aug. 31, 2021	Apr. 15, 2021	Jan. 12, 2021	Jan. 06, 2021	Aug. 20, 2020	May 29, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Exercise share price	$ 8.0	$ 4.9	$ 7.9	$ 0.79	$ 0.5	$ 15.5
Risk free rate	0.97%	0.30%	0.35%		(0.01%)	0.15%
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Grant date share price							$ 1.75	$ 8.3	$ 2.8	$ 1.8
Exercise share price							$ 0.4	$ 14	$ 2.8	$ 0.5
Risk free rate							25.00%	0.68%	0.95%	0.22%
Expected volatility							79.60%	88.10%	79.60%	82.40%
Expected life							3 years	2 years	3 years	5 years